Principal accounting policies - Impairment of long lived assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of long-lived assets	$ 426
Impairment of intangible assets (other than goodwill)	$ 185
Impairment, Intangible Asset, Statement of Income or Comprehensive Income [Extensible Enumeration]	Cost Of Goods And Services Sold	Cost Of Goods And Services Sold
Impairment of property and equipment	$ 1,073
Impairment losses on right-of-use assets	53	$ 2,624	$ 2,365
Impairments of assets	53	1,684	$ 11,678
Discontinued operations
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of long-lived assets	1,564
Impairments of assets	13
Continuing and discontinued operations
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of long-lived assets	1,684	3,248
Cost of revenues
Impaired Long-Lived Assets Held and Used [Line Items]
Impairments of assets	$ 53
Operating expenses | Discontinued operations
Impaired Long-Lived Assets Held and Used [Line Items]
Impairments of assets		$ 1,551